CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income (loss) for the year	R$ 1,216,887	R$ 2,326,382	R$ (338,667)
Items that may be reclassified subsequently to profit or loss
Other comprehensive income from associates and joint ventures	55,038	125,719	(16,745)
Cumulative translation adjustment	682,451	2,399,725	409,280
Recycling of cumulative translation adjustment to net income		(811,276)	(76,430)
Unrealized Losses on net investment hedge	(322,948)	(1,491,534)	(148,560)
Cash flow hedges
Unrealized Gains (Losses) on Financial Instruments, net of tax	3,502	11,947	(11,364)
Total items that may be reclassified subsequently to profit or loss	418,043	234,581	156,181
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit pension plan, net of tax	(45,561)	152,345	(115,880)
Total items that will not be reclassified subsequently to profit or loss	(45,561)	152,345	(115,880)
Other comprehensive income, net of tax	372,482	386,926	40,301
Total comprehensive income (loss) for the year, net of tax	1,589,369	2,713,308	(298,366)
Total comprehensive income/(loss) attributable to:
Owners of the parent	1,565,581	2,668,728	(325,260)
Non-controlling interests	23,788	44,580	26,894
Total comprehensive income (loss) for the year, net of tax	R$ 1,589,369	R$ 2,713,308	R$ (298,366)